RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Disclosure of information about key management personnel [Table Text Block]
	December 31,	December 31,
	2023	2022

Salaries and short-term employee benefits	$3,322	$2,957
Non-executive directors' fees	331	312
Non-executive directors' deferred share units	(659)	(362)
Share-based payments	2,510	2,974
	$5,504	$5,881